Long-Term Debt - Additional Information (Detail)	12 Months Ended							12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) CreditFacility Subsidiary	Dec. 31, 2011 USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] Partnership [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] JV Partner [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] Parent [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NIBOR Loan [Member]	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Norwegian Kroner [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] Partnership [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] Parent [Member] USD ($)	Dec. 31, 2012 Term Loans Due 2022 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Norwegian Kroner Bond due in 2017 [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] CreditFacility	Dec. 31, 2012 Revolving Credit Facility [Member] Secured Debt [Member] CreditFacility	Dec. 31, 2012 Guaranteed By Partnership And Subsidiaries [Member]	Dec. 31, 2012 Guaranteed By Teekay Corporation [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Number of facility	1																															8	6
Revolving credit facilities borrowing capacity	$ 1,030,000,000
Undrawn amount of revolving credit facility	213,500,000
Amount reduced under revolving credit facilities, 2013	314,200,000
Amount reduced under revolving credit facilities, 2014	608,900,000
Amount reduced under revolving credit facilities, 2015	17,500,000
Amount reduced under revolving credit facilities, 2016	26,000,000
Amount reduced under revolving credit facilities, 2017	20,900,000
Amount reduced under revolving credit facilities, 2018	38,400,000
Number of vessels collateralized under revolving credit facilities	The revolving credit facilities are collateralized by first-priority mortgages granted on 29 of the Partnership’s vessels, together with other related security.
Minimum liquidity required by revolving credit facility covenants descriptions																																		Six of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt.	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Senior unsecured bonds issued								107,800,000	600,000,000				1,300,000,000	107,800,000	600,000,000
Senior unsecured bonds maturity								Nov. 01, 2013	Nov. 01, 2013					Jan. 01, 2017	Jan. 01, 2017
Variable interest rate on the bonds										4.75%	5.04%					5.75%
Debt instrument transfer of principal amount								98,500,000						101,400,000
Fixed interest rates based on interest rate swaps																														1.12%	7.49%
Effective reduction rate should rate exceed LIBOR rate	The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership's related interest rate effectively floats at LIBOR, but reduced by 2.38%.
Repurchase of bond												388,500,000
Partnership's subsidiaries	6
Partnership's interest owned in subsidiaries	50.00%
Outstanding term loans	1,769,632,000	2,029,076,000	213,993,000	238,867,000	214,000,000												527,489,000	443,432,000	527,500,000			812,509,000	1,246,360,000
Guaranteed term loans					107,000,000	65,600,000	41,400,000												90,300,000	437,200,000
Share of outstanding vessels debt for 50% owned subsidiaries	50.00%
Final bullet payments																	29,100,000				29,100,000
Range of credit facility margin																								0.30%	0.30%		3.25%	3.25%
Weighted-average effective interest rate	2.00%	1.70%
Aggregate principal repayments, 2013	248,400,000
Aggregate principal repayments, 2014	755,900,000
Aggregate principal repayments, 2015	82,400,000
Aggregate principal repayments, 2016	149,300,000
Aggregate principal repayments, 2017	293,800,000
Aggregate principal repayments, thereafter	$ 239,800,000
Asset value to outstanding drawn principal balance ratio																										105.00%			113.00%